Income and Other Taxes Payable - Schedule of Income and Other Taxes Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Income and Other Taxes Payable [Abstract]
Taxes payable in installments	$ 28,927	$ 25,548
PIS / COFINS tax payable	19,207	17,956
ICMS / VAT / GST tax payable	43,298	45,662
Withholding income taxes	380,112	348,917
Others	107,965	122,603
Subtotal	579,509	560,686
Income taxes payable	163,661	288,030
Total	743,170	848,716
Breakdown:
Current liabilities	322,780	440,989
Non-current liabilities	420,390	407,727
Total	$ 743,170	$ 848,716